GOODWILL	12 Months Ended
Dec. 31, 2017
Intangible Assets [Abstract]
GOODWILL
GOODWILL

(US$ MILLIONS)	2017	2016
Balance at beginning of year	$1,152	$1,124
Acquisitions through business combinations (1)	342	39
Impairment losses (2)	—	(3)
Assets reclassified as held for sale (3)	—	(4)
Foreign currency translation	60	(4)
Balance at end of year	$1,554	$1,152
____________________________________

(1)	See Note 3 for additional information.

(2)	For the year ended December 31, 2016 an impairment of goodwill of $3 million was recorded in one of our real estate services business.

(3)	See Note 8 for additional information.
Goodwill is allocated to the following segments as at December 31, 2017 and 2016:

(US$ MILLIONS)	2017	2016
Construction services	$789	$743
Business services	579	238
Industrial operations	186	171
Total	$1,554	$1,152